Property, Plant and Equipment - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) ft²	Dec. 31, 2020 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	€ 392,717,000	€ 313,658,000
Increase in property, plant and equipment	€ 116,631,000
Percentage of increase in property, plant and equipment required to support growth strategy	80.90%
Impairment on property,plant and equipment	€ 0
Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Area of plant | ft²	370,000
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	€ 90,484,000	84,768,000
Land and Buildings | Mexico
Disclosure Of Property Plant And Equipment [Line Items]
Increase in property, plant and equipment	4,500,000
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	197,257,000	153,098,000
Increase in property, plant and equipment	71,238,000
Assets Under Construction and Advances
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	€ 89,946,000	€ 61,293,000